SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries and Variable Interest Entities (Details)	Jul. 31, 2020
ATIF HK
Significant Accounting Policies [Line Items]
Percentage of ownership in subsidiary	100.00%
Huaya
Significant Accounting Policies [Line Items]
Percentage of ownership in subsidiary	100.00%
LGC and its subsidiaries
Significant Accounting Policies [Line Items]
Percentage of ownership in subsidiary	51.20%